Document and Entity Information Document	May 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Registrant Name	Endurance International Group Holdings, Inc.
Entity Central Index Key	0001237746
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36131
Entity Tax Identification Number	46-3044956
Entity Address, Address Line One	10 Corporate Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	852-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	EIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false